Equity Method Investments	6 Months Ended
Jun. 30, 2023
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments	EQUITY METHOD INVESTMENTS

	Six months ended June 30,
(in thousands of $)	2023	2022
Share of net losses of Avenir	(2,879)	(2,537)
Share of net income of CoolCo	1,491	5,390
Share of net income of other equity method investments	269	156
Gain on disposal of CoolCo (1)	823	—
Net (losses)/income from equity method investments	(296)	3,009

The carrying amounts of our equity method investments as of June 30, 2023 and December 31, 2022 are as follows:

(in thousands of $)	June 30, 2023	December 31, 2022
Avenir	39,095	41,790
CoolCo (1)	—	55,439
Others (2)	7,149	6,879
Equity method investments	46,244	104,108
(1) In March 2023, we sold 4.5 million of our CoolCo shares at NOK 130/$12.60 per share for net consideration of $56.1 million, inclusive of $0.1 million fees. As of June 30, 2023, following the sale of our CoolCo shares, we retain one common share in CoolCo which is required by, covenants relating to the guarantees which we provide to CoolCo. The gain on disposal of $0.8 million is included in the unaudited consolidated statement of operations line-item “Net income/(losses) from equity method investments.”
(2) “Others” refers to our equity method investments in Egyptian Company for Gas Services S.A.E and Aqualung Carbon Capture.